Selling and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling and Administrative Expenses [Abstract]
Schedule of Selling and Administrative Expenses

The Company incurred the following selling and administrative expenses during the years ended December 31, 2025, 2024 and 2023.

	Year Ended December 31,
	2025	2024	2023
Professional fees	€1,592,288	€1,787,047	€1,247,866
Shipping and handling expenses	316,706	288,645	290,787
Warehouse handling	73,134	65,741	78,095
Miscellaneous operating expenses	226,994	229,202	242,827
Marketing and advertising	177,671	159,543	335,303
Leases and royalties	82,237	169,643	142,503
Insurance premiums	232,180	163,975	52,726
Repair and conservation	12,025	5,115	15,510
Supplies	4,262	4,538	3,908
Other management expense	532	1,473	-
Fines and penalty	592	-	2,396
Depreciation of property and equipment	70,045	11,815	19,425
Amortization of intangible assets	196,956	49,684	49,984
Amortization of right-of-use assets	45,162	61,568	58,524
	€3,030,784	€2,997,989	€2,539,854